Schedule of Segment Reporting Information, Revenues by Segment (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 1	$ (2,593,743)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 2	(7,675,174)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 3	(72,465,226)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 4	(22,238,917)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 5	(14,876,016)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 6	(45,416,341)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 7	(2,130,697)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 8	(1,358,023)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 9	(333,801)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 10	(26,963,357)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 11	(23,909,213)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 12	(118,215,368)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 13	31,271,674
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 14	268,543
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 15	2,732,946
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 16	76,716
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 17	408,121
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 18	447,586
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 19	(3,116,777)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 20	(5,858,770)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 21	(4,934,479)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 22	(5,657,988)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 23	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 24	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 25	(4,389,732)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 26	(29,091,319)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 27	(119,969,315)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 28	(4,305,028)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 29	4,599,559
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 30	(1,731,145)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 31	(8,694,760)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 32	(24,491,760)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 33	(121,700,460)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 34	1,498,971
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 35	(5,260,538)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 36	(505,567)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 37	(7,195,789)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 38	(29,752,298)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 39	(122,206,027)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 40	(308,473)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 41	520,951
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 42	2,969,204
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 43	(7,504,262)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 44	(29,231,347)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 45	$ (119,236,823)